Other receivables	12 Months Ended
Dec. 31, 2021
Other receivables.
Other receivables

Note 21 - Other receivables

   Accounting policies

Other receivables are measured on initial recognition at cost and subsequently at amortized cost.

DKK thousand	2021	2020
VAT	10,682	3,887
Other	5,120	6,055
Total other receivables	15,802	9,942